Cover	Jan. 10, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) is being filed by TKB Critical Technologies 1 to amend its Current Report on Form 8-K, filed with the Securities and Exchange Commission (the “SEC”) on January 10, 2023 (the “Original 8-K”), solely to (i) correct a clerical error in Item 1.01 of the Original 8-K with respect to the description of the treatment of TKB warrants in the TKB Merger (as such terms are defined in the Original 8-K) and (ii) supplement Item 9.01 of the Original 8-K to add additional exhibits. Except as provided herein, the disclosures made in the Original 8-K remain unchanged.
Document Period End Date	Jan. 10, 2023
Entity File Number	001-40959
Entity Registrant Name	TKB CRITICAL TECHNOLOGIES 1
Entity Central Index Key	0001860514
Entity Tax Identification Number	98-1601095
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	400 Continental Blvd
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	426-2055
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	USCTU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	USCT
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	USCTW
Security Exchange Name	NASDAQ